Impairment of Assets (Tables)	12 Months Ended
Dec. 31, 2024
Impairment of Assets [Abstract]
Schedule of Groups of Cash-Generating Units

For the purposes of the impairment test, goodwill acquired through business combinations, brands, and exploitation rights of commercial premises with indefinite useful lives were allocated to the cash-generating units of Colombia, Uruguay, and Argentina, which are also operating and actionable segments.

	Groups of cash-generating units (*)
	Colombia			Otros (1)	Uruguay	Argentina	Total
	Surtimax	Súper Ínter	Taeq
Goodwill (Note 17)	-	-	-	1,453,077	1,477,494	366,515	3,297,086
Trademarks with indefinite useful life (Note 16)	17,427	63,704	5,296	-	118,634	97,255	302,316
Rights with indefinite useful life (Note 16)	-	-	-	20,491	-	6,980	27,471

(*)	The groups of cash-generating units are based on the segments indicated in Note 40

(1)	The value of goodwill in Colombia (retail) includes the balances of Super Inter and Surtimax and store conversions of Éxito, Carulla, and Surtimayorista.
	Groups of cash-generating units
	Éxito	Carulla	Surtimax	Súper Ínter	Surtimayorista	Taeq	Uruguay	Argentina	Total
Goodwill (Note 17)	90,674	856,495	37,402	464,332	4,174	-	1,441,256	186,289	3,080,622
Trademarks with indefinite useful life (Note 16)	-	-	17,427	63,704	-	5,296	115,020	49,432	250,879
Rights with indefinite useful life (Note 16)	17,720	2,771	-	-	-	-	-	2,894	23,385

Schedule of Recoverable Amount
	Cash-generating units (*)
	Colombia				Uruguay		Argentina
	Surtimax	Super Inter	Taeq	Otros	Disco	Otros	Libertad	Otros
Amount	30,171	64,432	23,461	6,563,215	238,911	5,644,904	96,208	1,181,652

(*)	The cash-generating units are based on the segments indicated in Note 40.

Schedule of Impairment of Property Plant and Equipment	The impairment recorded during the period amounted to:
Asset	Value $	Segment
Rights of use asset	9,647	Uruguay
Property, plant and equipment	6,534	Uruguay